Prudential Short Duration Muni High Income Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide the maximum amount of income that is eligible for exclusion from federal income taxes.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $100,000 or more in shares of the Fund or other funds in the PGIM Investments family of funds. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 25 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 44 of the Fund's Prospectus and in Rights of Accumulation on page 44 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Prudential Short Duration Muni High Income Fund - USD ($)	Class A	Class C	Class Q	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sale proceeds)	1.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fee	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $10,000)	$ 15	$ 15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Prudential Short Duration Muni High Income Fund		Class A	Class C	Class Q	Class Z
Management fees		0.55%	0.55%	0.55%	0.55%
+ Distribution and service (12b-1) fees		0.25%	1.00%	none	none
+ Other expenses		0.26%	0.26%	0.18%	0.26%
= Total annual Fund operating expenses		1.06%	1.81%	0.73%	0.81%
– Fee waiver and/or expense reimbursement		(0.21%)	(0.21%)	(0.13%)	(0.21%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	0.85%	1.60%	0.60%	0.60%
[1]	The manager of the Fund has contractually agreed through July 31, 2018 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), brokerage, interest and extraordinary expenses) of each class of shares of the Fund to .60% of the Fund’s average daily net assets. This expense cap may not be terminated prior to July 31, 2018 without the prior approval of the Fund’s Board of Trustees. Expenses waived/reimbursed by the manager may be recouped by the manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example - Prudential Short Duration Muni High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	409	631	871	1,559
Class C	263	549	960	2,109
Class Q	61	220	393	894
Class Z	61	238	429	982

If Shares Are Not Redeemed
Expense Example, No Redemption - Prudential Short Duration Muni High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	409	631	871	1,559
Class C	163	549	960	2,109
Class Q	61	220	393	894
Class Z	61	238	429	982

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets in municipal bonds that pay interest which is exempt from regular federal personal income tax. The Fund’s investments may include certain municipal bonds, the interest on which is subject to the federal alternative minimum tax (AMT). Under normal market conditions, the Fund generally intends to maintain an investment portfolio with a weighted average duration of 4.5 years or less. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

Municipal bonds in which the Fund invests include obligations issued by US states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by US territories (such as Puerto Rico, the US Virgin Islands and Guam) that pay interest that is exempt from regular federal personal income tax. The Fund's portfolio consists primarily of municipal bonds which are rated B or better by Moody's Investors Service (Moody's) or S&P Global Ratings (S&P) or bonds with a comparable rating by another major rating service or unrated bonds judged by the subadviser to be of comparable quality. Below investment grade municipal bonds (those rated Ba1/BB+ or lower) are commonly referred to as “high yield” or “junk” bonds. Lower rated bonds tend to offer higher yields, but also offer greater risks, than higher-rated bonds.

The Fund may invest without limit in securities that generate income subject to the AMT. The Fund generally emphasizes revenue bonds over general obligation bonds. General obligation bonds are obligations supported by the credit of an issuer that has the power to tax and are payable from that issuer’s general revenues and not from any specific source. Revenue bonds, on the other hand, are payable from revenues derived from a particular source or project.

In determining which securities to buy and sell, the subadviser considers, among other things, fundamental research, yield, maturity, issue and expectations regarding economic and political developments, including movements in interest rates and demand for municipal bonds. The subadviser may trade securities based on its outlook on interest rates. The subadviser also seeks to take advantage of differentials in yields with respect to securities with similar credit ratings and maturities, but which vary according to the purpose for which they were issued, as well as securities issued for similar purposes with similar maturities, but which vary according to ratings.
Principal Risks.
All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Municipal Bonds Risk. Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund's yield or the value of the Fund's investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities. Municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

Bond Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund's holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.

Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may face a heightened level of interest rate risk since the US Federal Reserve Board has ended its quantitative easing program and may continue to raise rates. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Tax Risk. Municipal bonds are subject to tax risk. This is the risk that federal income tax rates may decrease, which could decrease the demand for municipal bonds, or that a change in the law may limit or eliminate the exemption of interest on municipal bonds from such taxes. In addition, the income from municipal bonds could be declared taxable because of non-compliant conduct of an issuer.

Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in foreign and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Performance.
The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.pgiminvestments.com.
Annual Total Returns (Class A Shares) %[1]
[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the management fee waiver and/or expense reimbursement, the annual returns would have been lower as well. The return for the period from January 1, 2017 through March 31, 2017 was 1.64%.

Best Quarter:		Worst Quarter:
1.87%	2nd Quarter 2016	-3.65%	4th Quarter 2016

Average Annual Total Returns % (including sales charges) (as of 12-31-16)
Average Annual Total Returns - Prudential Short Duration Muni High Income Fund		One Year	Five Years	Ten Years	Since Inception	Inception Date
Class C shares		(2.10%)			0.97%	May 29, 2014
Class Q shares	[1]					May 25, 2017
Class Z shares		(0.12%)			2.02%	May 29, 2014
Class A Shares		(3.61%)			0.47%	May 29, 2014
Class A Shares | Return After Taxes on Distributions		(3.62%)			0.45%	May 29, 2014
Class A Shares | Return After Taxes on Distribution and Sale of Fund Shares		(1.19%)			0.83%	May 29, 2014
Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index (reflects no deduction for fees, expenses or taxes)		(2.42%)			(0.28%)
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		0.25%			2.52%
Lipper High Yield Municipal Debt Funds Average (reflects no deduction for sales charges or taxes)		0.82%			3.71%
[1]	Average annual total returns are not shown for Class Q shares, because Class Q shares are new. Performance for Class Q shares will be included after Class Q shares have been in existence for a full calendar year.

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.